Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000073664 | Grupo Cibest8908037
Holdings [Line Items]
Percent of Total Investments	15.30%
C000073664 | Interconexion Electrica ESP8908024
Holdings [Line Items]
Percent of Total Investments	8.30%
C000073664 | Grupo Cibest8908016
Holdings [Line Items]
Percent of Total Investments	8.10%
C000073664 | Ecopetrol8908010
Holdings [Line Items]
Percent of Total Investments	6.50%
C000073664 | Grupo Aval Acciones y Valores8908035
Holdings [Line Items]
Percent of Total Investments	4.80%
C000073664 | Grupo Energia Bogota ESP8908021
Holdings [Line Items]
Percent of Total Investments	4.40%
C000073664 | Banco Davivienda8908028
Holdings [Line Items]
Percent of Total Investments	4.20%
C000073664 | Cementos Argos8908004
Holdings [Line Items]
Percent of Total Investments	4.10%
C000073664 | Aris Mining8907983
Holdings [Line Items]
Percent of Total Investments	3.90%
C000073664 | Patrimonio Autonomo Estrategias Inmobiliarias8907975
Holdings [Line Items]
Percent of Total Investments	3.80%
C000073664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073664 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000073664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000073664 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000073664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000081214 | Alibaba Group Holding8908128
Holdings [Line Items]
Percent of Total Investments	11.60%
C000081214 | PDD Holdings8908213
Holdings [Line Items]
Percent of Total Investments	10.00%
C000081214 | Meituan8908167
Holdings [Line Items]
Percent of Total Investments	7.00%
C000081214 | BYD8908137
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081214 | JD.com8908156
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081214 | Trip.com Group8908193
Holdings [Line Items]
Percent of Total Investments	4.80%
C000081214 | NIO8908178
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081214 | XPeng8908196
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081214 | Geely Automobile Holdings8908146
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081214 | Yum China Holdings8908204
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000081214 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000068030 | DNB Bank8908014
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068030 | Equinor8908031
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068030 | Kongsberg Gruppen8908051
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068030 | Mowi8908060
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068030 | Telenor8908126
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068030 | Norsk Hydro8908074
Holdings [Line Items]
Percent of Total Investments	4.80%
C000068030 | Aker BP8907985
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068030 | Orkla8908088
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068030 | Storebrand8908120
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068030 | Yara International8908144
Holdings [Line Items]
Percent of Total Investments	3.40%
C000068030 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068030 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068030 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068030 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000068030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068030 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000068030 | Norway
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000096448 | DBS Group Holdings8908607
Holdings [Line Items]
Percent of Total Investments	16.90%
C000096448 | Oversea-Chinese Banking8908613
Holdings [Line Items]
Percent of Total Investments	8.60%
C000096448 | United Overseas Bank8908628
Holdings [Line Items]
Percent of Total Investments	6.60%
C000096448 | Bank Central Asia8908558
Holdings [Line Items]
Percent of Total Investments	5.10%
C000096448 | Singapore Telecommunications8908622
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096448 | Delta Electronics Thailand8908648
Holdings [Line Items]
Percent of Total Investments	3.90%
C000096448 | Malayan Banking8908580
Holdings [Line Items]
Percent of Total Investments	3.60%
C000096448 | Bank Rakyat Indonesia Persero8908566
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096448 | Public Bank8908587
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096448 | CIMB Group Holdings8908572
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096448 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096448 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000096448 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096448 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096448 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000096448 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000096448 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000073663 | MercadoLibre8908496
Holdings [Line Items]
Percent of Total Investments	20.30%
C000073663 | Grupo Financiero Galicia8908535
Holdings [Line Items]
Percent of Total Investments	11.70%
C000073663 | YPF8908556
Holdings [Line Items]
Percent of Total Investments	11.50%
C000073663 | Banco Macro8908510
Holdings [Line Items]
Percent of Total Investments	5.20%
C000073663 | SSR Mining8908502
Holdings [Line Items]
Percent of Total Investments	5.10%
C000073663 | Vista Energy8908554
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073663 | Pampa Energia8908547
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073663 | Transportadora de Gas del Sur8908552
Holdings [Line Items]
Percent of Total Investments	4.50%
C000073663 | Embotelladora Andina8908499
Holdings [Line Items]
Percent of Total Investments	4.00%
C000073663 | Central Puerto8908519
Holdings [Line Items]
Percent of Total Investments	3.90%
C000073663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000073663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000073663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000073663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000073663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000073663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000104595 | National Bank of Greece8908729
Holdings [Line Items]
Percent of Total Investments	14.70%
C000104595 | Eurobank Ergasias Services and Holdings8908696
Holdings [Line Items]
Percent of Total Investments	10.60%
C000104595 | Piraeus Financial Holdings8908738
Holdings [Line Items]
Percent of Total Investments	9.40%
C000104595 | Alpha Bank8908684
Holdings [Line Items]
Percent of Total Investments	9.10%
C000104595 | Public Power8908744
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104595 | Hellenic Telecommunications Organization8908708
Holdings [Line Items]
Percent of Total Investments	4.70%
C000104595 | OPAP8908732
Holdings [Line Items]
Percent of Total Investments	4.20%
C000104595 | JUMBO8908719
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104595 | Metlen Energy & Metals PLC8908725
Holdings [Line Items]
Percent of Total Investments	3.70%
C000104595 | Motor Oil Hellas Corinth Refineries8908727
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000104595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000104595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104595 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000104595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205374 | SAP8909307
Holdings [Line Items]
Percent of Total Investments	13.60%
C000205374 | Siemens8909312
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205374 | Allianz8909228
Holdings [Line Items]
Percent of Total Investments	8.00%
C000205374 | Airbus8909225
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205374 | Deutsche Telekom8909261
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205374 | Rheinmetall8909302
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205374 | Siemens Energy8909315
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205374 | Muenchener Rueckversicherungs-Gesellschaft in Muenchen8909297
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205374 | Deutsche Bank8909255
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205374 | Infineon Technologies8909287
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205374 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205374 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205374 | Germany
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000231755 | Vingroup JSC8913210
Holdings [Line Items]
Percent of Total Investments	17.10%
C000231755 | Vinhomes JSC8913216
Holdings [Line Items]
Percent of Total Investments	7.90%
C000231755 | Hoa Phat Group JSC8913090
Holdings [Line Items]
Percent of Total Investments	7.80%
C000231755 | Masan Group8913113
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231755 | Bank for Foreign Trade of Vietnam JSC8913040
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231755 | SSI Securities8913167
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231755 | FPT8913066
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231755 | Vietnam Dairy Products JSC8913191
Holdings [Line Items]
Percent of Total Investments	3.30%
C000231755 | VIX Securities JSC8913219
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231755 | Vietnam Prosperity JSC Bank8913199
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000231755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000231755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000231755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000231755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%